ING Equity Trust

ING SmallCap Value Choice Fund (“Fund”)

Supplement Dated December 20, 2007

to the Class W Prospectus

dated December 17, 2007

On November 30, 2007, the Board of Trustees of ING Equity Trust approved a change to the Fund’s name.

Effective on or about December 17, 2007, the Class W Prospectus is supplemented to reflect the following:

All references to “ING SmallCap Value Choice Fund” are hereby deleted and replaced with “ING SmallCap Value
Multi-Manager Fund.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Equity Trust

ING SmallCap Value Choice Fund (“Fund”)

Supplement Dated December 20, 2007

to the Class W shares

Statement of Additional Information (“SAI”)

dated December 17, 2007

On November 30, 2007 the Board of Trustees of ING Equity Trust approved a change to the Fund’s name.

Effective on or about December 17, 2007, the Class W shares SAI is supplemented to reflect the following:

All references to “ING SmallCap Value Choice Fund” and “SmallCap Value Choice Fund” are hereby deleted and replaced with “ING SmallCap Value Multi-Manager Fund” and “SmallCap Value Multi-Manager Fund,” respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE